Legal and other reserves - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reserves within equity [abstract]
Legal and other reserve	$ 9,662,000	$ 8,375,000
Distributable retained earnings	0
Retained earnings, unappropriated	$ 935,297,000